Shareholder Fees (Vanguard Total Stock Market Index Fund ETF)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0